CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS
Business, customer, political, social and economic risks
The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC. No single customer or supplier accounted for more than 10% of revenue or costs of revenues for the each of three years in the period ended December 31, 2020.
Concentration of credit risk
Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, and restricted cash. As of December 31, 2020, substantially all of the Group’s cash and cash equivalents, and restricted cash were deposited with financial institutions with high-credit ratings and quality.
PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Group does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Group has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Group selected reputable international financial institutions with high rating rates to place its foreign currencies. The Group regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.
Interest rate risk
The Group is exposed to interest rate risk related to its outstanding long-term loan (Note 11). The interest rate of the long-term loan was mainly based on the three month London Interbank Offered Rate and a pre-determined
margin. A hypothetical 1% increase or decrease in annual interest rates would increase or decrease interest expense by approximately RMB4,241 (US$650) per year based on the Group’s debt level at December 31, 2020.
Foreign currency exchange rate risk
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against US$, there was appreciation of 5.7% and 1.3% and depreciation of 6.3% during the years ended December 31, 2018, 2019 and 2020. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.
To the extent that the Group needs to convert US$ into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against US$ would have an adverse effect on the RMB amount the Group would receive from the conversion. Conversely, if the Group decides to convert RMB into US$ for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of US$ against RMB would have a negative effect on the US$ amount available to the Group. In addition, a significant depreciation of the RMB against the US$ may significantly reduce the US$ equivalent of the Group’s earnings or losses.
Currency convertibility risk
The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. The Group’s cash and cash equivalents, and restricted cash denominated in RMB amounted to RMB593,418 (US$90,945) as of December 31, 2020.